Stock-Based Compensation (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 02, 2023
Stock-Based Compensation (Details) [Line Items]
Options granted (in Shares)
Share based option modified (in Shares)							1,640,000
Increase decrease exercise price (in Dollars per share)							$ 0.6
Incremental compensation cost							$ 246,000
Weighted average remaining recognition period				3966817 years		6195461 years
2020 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Aggregate common shares (in Shares)						3,300,000
Option contractual life				10 years		10 years
Issuance of common stock available for future (in Shares)						714,529
Options granted (in Shares)				115,800
Weighted average grant date fair value of options granted during period (in Dollars per share)				$ 0.57		$ 2.35
Number of additional shares authorized (in Shares)	4,000,000
Aggregate of common shares (in Shares)		7,300,000		7,300,000
2010 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Options granted (in Shares)
Weighted average grant date fair value of options granted during period (in Dollars per share)				$ 0
Subsequent Event [Member] | 2020 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of common stock available for future (in Shares)								2,681,697
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation (Details) [Line Items]
Additional compensation expense		$ 9,721	$ 16,791	$ 33,971	$ 55,307	$ 68,049	$ 62,449
Share-Based Payment Arrangement, Option [Member] | 2020 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting terms				4 years		4 years
Restricted Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Total unrecognized compensation cost related to nonvested restricted stock		$ 631,929		$ 631,929		$ 1,830,932
Weighted average remaining recognition period				306 days		1 year 14 days